Property, Plant and Equipment (table)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Table
A summary of the historical cost of the Partnership’s property, plant and equipment is as follows:

		December 31,
thousands	Estimated Useful Life	2013	2012
Land	n/a	$2,584	$501
Gathering systems	3 to 47 years	3,673,008	2,911,572
Pipelines and equipment	15 to 45 years	146,008	91,126
Assets under construction	n/a	405,633	422,002
Other	3 to 40 years	11,867	7,191
Total property, plant and equipment		4,239,100	3,432,392
Accumulated depreciation		855,845	714,436
Net property, plant and equipment		$3,383,255	$2,717,956